Credit Risk - Disclosure of Equivalent Credit Rating Grade used by Standard and Poors Ratings Services (Detail)	12 Months Ended
Dec. 31, 2020
Santander UK risk grade 9
Statement [Line Items]
Description of rating agencies used	AAA to AA+
Santander UK risk grade 8
Statement [Line Items]
Description of rating agencies used	AA to AA-
Santander UK risk grade 7
Statement [Line Items]
Description of rating agencies used	A+ to BBB
Santander UK risk grade 6
Statement [Line Items]
Description of rating agencies used	BBB- to BB
Santander UK risk grade 5
Statement [Line Items]
Description of rating agencies used	BB-
Santander UK risk grade 4
Statement [Line Items]
Description of rating agencies used	B+ to B
Santander UK risk grade 3
Statement [Line Items]
Description of rating agencies used	B-
Santander UK risk grade 2
Statement [Line Items]
Description of rating agencies used	CCC to C
Santander UK risk grade 1
Statement [Line Items]
Description of rating agencies used	D
Mid range | Santander UK risk grade 9
Statement [Line Items]
Standard and poors rating probability of default percent	0.01%
Mid range | Santander UK risk grade 8
Statement [Line Items]
Standard and poors rating probability of default percent	0.032%
Mid range | Santander UK risk grade 7
Statement [Line Items]
Standard and poors rating probability of default percent	0.10%
Mid range | Santander UK risk grade 6
Statement [Line Items]
Standard and poors rating probability of default percent	0.316%
Mid range | Santander UK risk grade 5
Statement [Line Items]
Standard and poors rating probability of default percent	1.00%
Mid range | Santander UK risk grade 4
Statement [Line Items]
Standard and poors rating probability of default percent	3.162%
Mid range | Santander UK risk grade 3
Statement [Line Items]
Standard and poors rating probability of default percent	10.00%
Mid range | Santander UK risk grade 2
Statement [Line Items]
Standard and poors rating probability of default percent	31.623%
Mid range | Santander UK risk grade 1
Statement [Line Items]
Standard and poors rating probability of default percent	100.00%
Lower range | Santander UK risk grade 9
Statement [Line Items]
Standard and poors rating probability of default percent	0.00%
Lower range | Santander UK risk grade 8
Statement [Line Items]
Standard and poors rating probability of default percent	0.021%
Lower range | Santander UK risk grade 7
Statement [Line Items]
Standard and poors rating probability of default percent	0.066%
Lower range | Santander UK risk grade 6
Statement [Line Items]
Standard and poors rating probability of default percent	0.208%
Lower range | Santander UK risk grade 5
Statement [Line Items]
Standard and poors rating probability of default percent	0.658%
Lower range | Santander UK risk grade 4
Statement [Line Items]
Standard and poors rating probability of default percent	2.081%
Lower range | Santander UK risk grade 3
Statement [Line Items]
Standard and poors rating probability of default percent	6.581%
Lower range | Santander UK risk grade 2
Statement [Line Items]
Standard and poors rating probability of default percent	20.811%
Lower range | Santander UK risk grade 1
Statement [Line Items]
Standard and poors rating probability of default percent	100.00%
Top of Range | Santander UK risk grade 9
Statement [Line Items]
Standard and poors rating probability of default percent	0.021%
Top of Range | Santander UK risk grade 8
Statement [Line Items]
Standard and poors rating probability of default percent	0.066%
Top of Range | Santander UK risk grade 7
Statement [Line Items]
Standard and poors rating probability of default percent	0.208%
Top of Range | Santander UK risk grade 6
Statement [Line Items]
Standard and poors rating probability of default percent	0.658%
Top of Range | Santander UK risk grade 5
Statement [Line Items]
Standard and poors rating probability of default percent	2.081%
Top of Range | Santander UK risk grade 4
Statement [Line Items]
Standard and poors rating probability of default percent	6.581%
Top of Range | Santander UK risk grade 3
Statement [Line Items]
Standard and poors rating probability of default percent	20.811%
Top of Range | Santander UK risk grade 2
Statement [Line Items]
Standard and poors rating probability of default percent	99.999%
Top of Range | Santander UK risk grade 1
Statement [Line Items]
Standard and poors rating probability of default percent	100.00%